UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: June 30, 2009

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:$255,483,561

June 30 2009                   TITLE                      VALUE            SHARES/        INVSTMT      VOTING
Name of Issuer                OF CLAS    CUSIP           (x$1000)          PRN AMT        DSCRETN       AUTH

American Express                COM     25816109           809              34825          SOLE         SOLE
Amgen Inc                       COM     31162100           6413             121145         SOLE         SOLE
Analog Devices Inc.             COM     32654105          10773             434743         SOLE         SOLE
AT &T Inc                       COM    00206R102           587              23649          SOLE         SOLE
Bank of New York                COM     64057102           1005             34288          SOLE         SOLE
Beckman Coulter Inc.            COM     75811109          13036             228135         SOLE         SOLE
Berkshire Hathaway Inc CL A     COM     84670108           540                6            SOLE         SOLE
Berkshire Hathaway Inc CL B     COM     84670207           599               207           SOLE         SOLE
Biogen Idec                     COM    09062X103          11091             245649         SOLE         SOLE
B P Amoco PLC                   COM     55622104           1074             22532          SOLE         SOLE
Bristol Myers                   COM    110122108           315              15500          SOLE         SOLE
Brown Forman CL B               COM    115637209           5480             127512         SOLE         SOLE
Caterpillar                     COM    149123101           1202             36392          SOLE         SOLE
Charles River Labs              COM    159864107           5839             173000         SOLE         SOLE
Chevron Texaco Corp             COM    166764100           418               6307          SOLE         SOLE
Citigroup                       COM    172967101           106              35650          SOLE         SOLE
Coca Cola Co.                   COM    191216100           943              19650          SOLE         SOLE
Coca Cola FEMSA S A DE C        COM    191241108           5483             136654         SOLE         SOLE
Colgate Palmolive               COM    194162103           1609             22750          SOLE         SOLE
Dionex Corp.                    COM    254546104           8750             143364         SOLE         SOLE
Disney Walt Co Del              COM    254687106           517              22139          SOLE         SOLE
ISHARE MSCI Hong Kong           COM    464286871           3494             254300         SOLE         SOLE
ISHARE MSCI Brazil              COM    464286400           3532             66670          SOLE         SOLE
Exxon Mobil Corp                COM    30231G102           2457             35138          SOLE         SOLE
General Electric                COM    369604103           3623             309119         SOLE         SOLE
General Mills Inc.              COM    370334104           392               7000          SOLE         SOLE
Grainger WW Inc.                COM    384802104           7996             97651          SOLE         SOLE
Grupo Televiso                  COM    40049J206           4440             261204         SOLE         SOLE
Harley Davidson                 COM    412822108           2591             159850         SOLE         SOLE
Henry Schein Inc                COM    806407102           3666             76450          SOLE         SOLE
Hershey Foods Corp              COM    427866108           7232             200880         SOLE         SOLE
Hewlett Packard                 COM    428236103           4175             108015         SOLE         SOLE
Home Depot                      COM    437076102           781              33047          SOLE         SOLE
Honeywell Intl Inc              COM    438516106           6564             209050         SOLE         SOLE
IBM                             COM    459200101           1137             10892          SOLE         SOLE
Idex Laboratories               COM    45168D104           2825             61150          SOLE         SOLE
Incyte                          COM    45337C102            51              15500          SOLE         SOLE
Illinois Tool Wks               COM    452308109           2808             75200          SOLE         SOLE
Johnson & Johnson               COM    478160104          16830             296311         SOLE         SOLE
Kellogg Co                      COM    487836108           282               6050          SOLE         SOLE
McAfee                          COM    579064106           5498             130322         SOLE         SOLE
McDonalds Corp                  COM    580135101           282               4903          SOLE         SOLE
Merck & Co.                     COM    589331107           978              34990          SOLE         SOLE
Minn Mng & Mfg Co               COM    604059105           7748             128925         SOLE         SOLE
Monsanto                        COM    61166W101           825              11100          SOLE         SOLE
Morgan Stanley                  COM    617446448           362              12684          SOLE         SOLE
Nabors Industries               COM    G6359F103           2128             136600         SOLE         SOLE
Novo Nordisk                    COM    670100205           4045             74275          SOLE         SOLE
Occidental Pete Corp Cal        COM    674599105           3825             58125          SOLE         SOLE
Pepsico                         COM    713448108           1521             27677          SOLE         SOLE
Pfizer Inc                      COM    717081103           300              19980          SOLE         SOLE
Power Share Energy              COM    73936T615           4691             316754         SOLE         SOLE
Proctor & Gamble                COM    742718109           916              17934          SOLE         SOLE
Raytheon Company New            COM    755111507           6622             149047         SOLE         SOLE
Rockwell Automation Inc.        COM    774347108           1559             48537          SOLE         SOLE
Rockwell Collins                COM    774341101           4583             109821         SOLE         SOLE
Ross Stores Inc                 COM    778296103           735              19050          SOLE         SOLE
Sara Lee Corp.                  COM    803111103           163              16732          SOLE         SOLE
Schering Plough Corp            COM    806605101           1644             65438          SOLE         SOLE
Schlumberger Limited            COM    806857108           9863             182272         SOLE         SOLE
Southern Co                     COM    842587107           344              11050          SOLE         SOLE
State Street Corp               COM    857477103           3540             75007          SOLE         SOLE
Steinway Musical Instr          COM    858495104           328              30650          SOLE         SOLE
Stratasys Inc                   COM    862685104           3143             288050         SOLE         SOLE
Syngenta                        COM    87160A100           5221             112225         SOLE         SOLE
Teradyne Inc                    COM    880770102           793              115670         SOLE         SOLE
Teva Pharmaceutical             COM    881624209           9859             199819         SOLE         SOLE
Tiffany & Co.                   COM    886547108          11203             441751         SOLE         SOLE
United Technologies Corp        COM    913017109           231               4445          SOLE         SOLE
VCA Antech Inc                  COM    918194101           8844             331235         SOLE         SOLE
Walgreens                       COM    931422109           229               7800          SOLE         SOLE
Williams Sonoma                 COM    969904101           1262             106350         SOLE         SOLE
WPP Group PLC                   COM    929309300           447              13436          SOLE         SOLE
Wyeth Labs                      COM    983024100           284               6260          SOLE         SOLE